Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	May 30, 2023	Oct. 31, 2022
Warrants (Details) [Line Items]
Warrants			400,000	700,388
Price per share	$ 0.01	$ 0.01	$ 3	$ 0.01	$ 3	$ 0.01
Percentage of gross proceeds		60.00%
Volume weighted average price		$ 9.2
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		180.00%
Redemption trigger price		$ 18
Recognized liability	$ 150	$ 150
Estimated fair value	$ 210	210
Increase in fair value of liability		60
Cash proceeds		$ 3,286	$ 5,108	$ 13,513	$ 9,847
Fair value of selling and administrative expenses			$ 1,598
Maximum [Member]
Warrants (Details) [Line Items]
Price per share				$ 6.84
Minimum [Member]
Warrants (Details) [Line Items]
Price per share				$ 0.01
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants	6,000,000	6,000,000
Price per share	$ 0.01	$ 0.01
Private Warrant [Member]
Warrants (Details) [Line Items]
Warrants	3,400,000	3,400,000
Sponsor [Member]
Warrants (Details) [Line Items]
Warrants	400,000	400,000
Warrants [Member]
Warrants (Details) [Line Items]
Warrants			300,000				3
Price per share	$ 0.01	$ 0.01
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Cash proceeds			$ 900
Legacy Mobix Warrants [Member]
Warrants (Details) [Line Items]
Warrants	373,031	373,031
Class A Common Stock [Member]
Warrants (Details) [Line Items]
Warrants	130,000	130,000					300,000
Price per share	$ 18	$ 18
Issue warrants		78,000
Class A Common Stock [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Price per share	11.5	$ 11.5
Class A Common Stock [Member] | Warrants [Member]
Warrants (Details) [Line Items]
Price per share	$ 0.01	$ 0.01
Class A Common Stock [Member] | Legacy Mobix Warrants [Member]
Warrants (Details) [Line Items]
Warrants	369,671	369,671
Common Stock [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants			3
Common Stock [Member] | Warrants [Member]
Warrants (Details) [Line Items]
Warrants			300,000
Legacy Mobix [Member]
Warrants (Details) [Line Items]
Warrants	51,020	51,020
Price per share	$ 0.01	$ 0.01
PIPE Subscription Agreement [Member]
Warrants (Details) [Line Items]
Price per share	0.01	0.01
PIPE Subscription Agreement [Member] | Maximum [Member]
Warrants (Details) [Line Items]
Price per share	11.5	11.5
Redemption trigger price		18
PIPE Subscription Agreement [Member] | Minimum [Member]
Warrants (Details) [Line Items]
Price per share	$ 5.79	5.79
Redemption trigger price		$ 9.06
Investor [Member]
Warrants (Details) [Line Items]
Warrants	27,413	27,413
Price per share	$ 0.01	$ 0.01
Legacy Mobix [Member]
Warrants (Details) [Line Items]
Price per share	$ 0.01	$ 0.01
Liability fair value of warrants	$ 633